22. Segment information (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014	Dec. 31, 2013	Dec. 31, 2012
Revenue
Trading and manufacturing	$ 11,647	$ 10,986	$ 10,866
Engineering	7,175	7,616	10,779
Revenue	18,822	18,602	21,645
Operating (loss)/income
Trading and manufacturing	(214)	(241)	(301)
Engineering	(640)	106	401
Unallocated corporate expenses	(117)	(120)	(159)
Operating expenses	(971)	(255)	(59)
Depreciation:
Trading and manufacturing	67	74	88
Engineering	21	34	42
Depreciation	88	108	130
Capital Expenditures, Gross
Trading and manufacturing	2	31	12
Engineering	8	20	29
Total	10	51	41
Assets
Trading and manufacturing	5,664	5,067
Engineering	18,022	18,811
Total assets	23,686	23,878
Liabilities
Trading and manufacturing	2,929	1,334
Engineering	2,940	4,667
Total	$ 5,869	$ 6,001